Share-based Payments Arrangement - CHIEF's Employee Stock Options Outstanding (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	Dec. 31, 2018 TWD ($) yr	Aug. 31, 2018 TWD ($)	Jul. 31, 2018 TWD ($)	Jun. 30, 2018 TWD ($)	May 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($) yr	Dec. 31, 2016 TWD ($)	Jul. 31, 2016 TWD ($)	Jun. 30, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Granted on October 22, 2015 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price	$ 34.40					$ 34.40		$ 34.40	$ 43.00
Number of Options Outstanding	882.75					1,936.00	1,948.00			2,000.00
Weighted-average Remaining Contractual Life (Years) | yr	1.81					2.81
Weighted-average Exercise Price	$ 34.40					$ 34.40	$ 34.40			$ 43.00
Options Exercisable Number of Options	416.50					968.00	0
Option Exercisable Weighted-average Exercise Price	$ 34.40					$ 34.40	$ 0
Granted on December 19, 2017 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price	$ 140.60	$ 140.60	$ 144.10	$ 144.10	$ 147.00	$ 147.00
Number of Options Outstanding	925.00					950.00	0
Weighted-average Remaining Contractual Life (Years) | yr	3.96					4.96
Weighted-average Exercise Price	$ 140.60					$ 147.00	$ 0
Options Exercisable Number of Options	0					0
Option Exercisable Weighted-average Exercise Price	$ 0					$ 0
Granted on October 31, 2018 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price	$ 147.00
Number of Options Outstanding	50.00					0
Weighted-average Remaining Contractual Life (Years) | yr	4.83
Weighted-average Exercise Price	$ 147.00					$ 0
Options Exercisable Number of Options	0
Option Exercisable Weighted-average Exercise Price	$ 0